Commitments & Contingencies (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended		7 Months Ended
	Jul. 31, 2021	Jul. 31, 2009	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments & Contingencies (Details) [Line Items]
Settlement agreement description	In July 2021, Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including the interference matter (described above) and the pending Clarus counterclaims against Lipocine, and provides for a payment by Lipocine to Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company received payment of $2.5 million of the $4.0 million in July 2021.
Catalent Pharma Solutions, LLC [Member]
Commitments & Contingencies (Details) [Line Items]
Annual purchases		$ 7.0
Blue Water Acquisition Corp [Member]
Commitments & Contingencies (Details) [Line Items]
Underwriting agreement, description					(i) two percent (2.0%) of the gross proceeds of the Initial Public Offering, or approximately $1.2 million in the aggregate, paid upon the closing of the Initial Public Offering; (ii) one percent (1.0%) of the gross proceeds of the Initial Public Offering issued in the form of Class A Common Stock (the “Representative Shares”), or 57,500 Class A Common Stock, at the closing of the Initial Public Offering; (iii) upon the consummation of a Business Combination, a deferred underwriting discount of three and a half percent (3.5%) of the gross proceeds of the Initial Public Offering, or approximately $2.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.		(i) two percent (2.0%) of the gross proceeds of the Initial Public Offering, or approximately $1.2 million in the aggregate, paid upon the closing of the Initial Public Offering; (ii) one percent (1.0%) of the gross proceeds of the Initial Public Offering issued in the form of Class A common stock (the “Representative Shares”), or 57,500 Class A common stock, at the closing of the Initial Public Offering; (iii) upon the consummation of a Business Combination, a deferred underwriting discount of three and a half percent (3.5%) of the gross proceeds of the Initial Public Offering, or approximately $2.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Lease Agreements [Member]
Commitments & Contingencies (Details) [Line Items]
Rent expenses					$ 0.1	$ 0.1	$ 0.2	$ 0.1
Catalent Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Purchase amount			$ 1.7	$ 0.2	5.1	$ 3.0	3.2	$ 5.8
Pfizer Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Annual purchases					$ 1.8
Purchase amount							$ 1.8